GMO SGM Major Markets Series Fund
GMO SGM Major Markets Series Fund
Investment objective
Long-term total return.
Fees and expenses
The table below describes the fees and expenses that you may bear if you buy and hold shares of the Fund.
Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GMO SGM Major Markets Series Fund		Class R4	Class R5	Class R6
Management fee	[1],[2]	0.85%	0.85%	0.85%
Distribution and service (12b-1) fee	[2],[3]	0.25%	0.10%	none
Other expenses	[2],[4]	0.21%	0.21%	0.21%
Acquired fund fees and expenses	[2]	0.01%	0.01%	0.01%
Total annual fund operating expenses	[2]	1.32%	1.17%	1.07%
Expense reimbursement	[2],[5]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement	[2]	1.31%	1.16%	1.06%
[1]	The amount reflects the management fee paid by SGM. The Fund does not charge a management fee, but indirectly bears the management fee paid by SGM.
[2]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO SGM Major Markets Fund ("SGM"), the underlying fund in which the Fund invests.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05% paid to Grantham, Mayo, Van Otterloo & Co. LLC ("GMO").
[5]	GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least January 3, 2017, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Amounts shown include the expenses of both SGM and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - GMO SGM Major Markets Series Fund - USD ($)	1 Year	3 Years
Class R4	134	433
Class R5	119	387
Class R6	109	355

Expense Example, No Redemption - GMO SGM Major Markets Series Fund - USD ($)	1 Year	3 Years
Class R4	134	433
Class R5	119	387
Class R6	109	355

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal period ended February 28, 2015, the Fund’s portfolio turnover rate is not available.
Principal investment strategies
The Fund invests substantially all of its assets in GMO SGM Major Markets Fund (“SGM”), a series of GMO Trust not offered in this Prospectus. The Fund’s investment objective and principal investment strategies are substantially similar to those of SGM. References to the Fund may also refer to SGM, and references to actions undertaken or investments held by the Fund may also refer to those by SGM. GMO serves as investment adviser for both the Fund and SGM.

The Fund typically invests in a range of global equity, bond, currency, and commodity markets using exchange-traded futures and forward non-U.S. exchange contracts, as well as making other investments. The Fund seeks to take advantage of GMO’s proprietary investment models for global tactical asset allocation and equity, bond, currency, and commodity market selection.

The Fund normally invests assets not held as margin for futures or forward transactions or paid as option premiums in cash directly (i.e., Treasury Bills) or money market funds. The Fund also may invest in U.S. and non-U.S. fixed income securities of any credit quality, maturity or duration and in shares of other GMO Funds (such other GMO Funds, the “underlying GMO Funds”), including GMO U.S. Treasury Fund (“U.S. Treasury Fund”), which is described in a separate prospectus. See “Investment in Other GMO Funds” below for a more detailed description of U.S. Treasury Fund’s investment objective and strategies.

GMO’s models for this systematic process are based on the following strategies:
  Value-Based Strategies. Value factors compare the price of an asset class or market to an economic fundamental value. Generally, value strategies include yield analysis and mean reversion analysis.
  Sentiment-Based Strategies. Generally, sentiment-based strategies assess factors such as risk aversion, analyst behavior, and momentum.
In implementing the Fund’s investment strategy, GMO seeks to take risk positions that, in GMO’s view, are proportionate to the return opportunities. As a result, during time periods when GMO believes the return opportunities are low relative to the risks involved, the Fund may take less risk (or no risk) relative to the Fund’s benchmark.

GMO may eliminate strategies or add new strategies in response to additional research, changing market conditions, or other factors. The factors considered and investment methods used by GMO can change over time.

The Fund may gain indirect exposure to commodities and some other assets through SGM’s wholly-owned subsidiary. GMO serves as the investment manager to this subsidiary but does not receive any additional management or other fees for its services. The subsidiary invests primarily in commodity-related derivatives and fixed income securities, but also may invest in any other investments in which SGM may invest directly. References in this Prospectus to the Fund may refer to actions undertaken by the Fund, SGM or SGM’s subsidiary company. The Fund does not invest directly in commodities and commodity-related derivatives.

The Fund’s benchmark is the Citigroup 3-Month Treasury Bill Index. The Fund does not maintain a specified interest rate duration for its portfolio.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund typically has gross investment exposures in excess of its net assets (i.e., the Fund typically is leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. An investment in the Fund is subject to different risks, and greater overall risk, than an investment in the underlying components of the Fund’s benchmark. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying GMO Funds. Because the Fund invests substantially all of its assets in SGM, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through SGM, which include those outlined in the following brief summary of principal risks. SGM and some of the underlying GMO Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by SGM or those underlying GMO Funds may affect SGM’s performance more than if SGM or the underlying GMO Fund were a diversified investment company. In addition to the risks to which the Fund is exposed through its investments in SGM, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of SGM.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO uses quantitative analyses and models as part of its investment process, and relies heavily on quantitative models in making investment decisions for the Fund. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g., inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.
  Commodities Risk – Commodities prices can be extremely volatile, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.
  Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Focused Investment Risk – Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.
  Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.
  Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.
  Illiquidity Risk – Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of its investment in SGM, and the wholly-owned subsidiary and the underlying funds in which SGM invests, including the risk that SGM and its wholly-owned subsidiary and those underlying funds will not perform as expected.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index and a composite index computed by GMO. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of SGM (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Updated performance information for the Fund and SGM is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance. Prior to October 3, 2011, SGM was managed pursuant to a materially different investment strategy and would have achieved materially different performance results from those shown for periods prior to October 3, 2011 under its current investment strategy.
Annual Total Returns/Class R4 Shares Years Ending December 31

Highest Quarter: 12.05% (4Q2010) Lowest Quarter: -22.33% (4Q2008) Year-to-Date (as of 09/30/15): 0.65%
Average Annual Total Returns Periods Ending December 31, 2014
Average Annual Total Returns - GMO SGM Major Markets Series Fund	1 Year	5 Years	Incept.	Inception Date [1]
Class R4	3.34%	3.19%	2.53%	Apr. 11, 2005
Class R4 | Return After Taxes on Distributions	3.34%	3.19%	2.53%	Apr. 11, 2005
Class R4 | Return After Taxes on Distributions and Sale of Fund Shares	1.89%	2.47%	1.97%	Apr. 11, 2005
Class R5	3.49%	3.35%	2.68%	Apr. 11, 2005
Class R6	3.60%	3.45%	2.78%	Apr. 11, 2005
Citigroup 3-Month Treasury Bill Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	0.03%	0.07%	1.44%	Apr. 11, 2005
Citigroup 3-Month Treasury Bill Index+++ (Composite Index)	0.03%	0.38%	1.49%	Apr. 11, 2005
[1]	Inception date for SGM (Class III shares).